Revenues from contracts with customers (Tables)	3 Months Ended
Mar. 31, 2020
Revenues from contracts with customers
Schedule of geographical information

in EUR k	Three months ended March 31, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,806	6,585	10,391
Sales of goods	324	—	324
Total Revenues from contracts with external customers	4,130	6,585	10,715

Recognized over time	3,456	6,585	10,041
Recognized at a point in time	674	—	674
Total Revenues from contracts with external customers	4,130	6,585	10,715

Geographical information
Europe	2	1,528	1,530
—Germany*	—	62	62
Middle East	—	3,522	3,522
—Saudi Arabia#	—	1,687	1,687
North America	4,128	677	4,805
—United States#	4,128	408	4,536
Latin America	—	638	638
Asia Pacific	—	220	220
Total Revenues from contracts with external customers	4,130	6,585	10,715

* country of the incorporation of Centogene AG

#  countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2019

in EUR k	Three months ended March 31, 2020
	Pharmaceutical	Diagnostics	Total
Rendering of services	4,274	7,555	11,829
Sales of goods	276	—	276
Total Revenues from contracts with external customers	4,550	7,555	12,105

Recognized over time	4,274	7,555	11,829
Recognized at a point in time	276	—	276
Total Revenues from contracts with external customers	4,550	7,555	12,105

Geographical information
Europe	44	1,617	1,661
—Germany*	19	73	92
—Netherlands**	—	3	3
Middle East	3	4,415	4,418
—Saudi Arabia#	—	3,033	3,033
North America	4,503	620	5,123
—United States#	4,503	471	4,974
Latin America	—	746	746
Asia Pacific	—	157	157
Total Revenues from contracts with external customers	4,550	7,555	12,105

*  country of the incorporation of Centogene AG

** country of the incorporation of Centogene N.V.

#  countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended March 31, 2020